SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Trade receivable	$ 6,137	$ 5,761
Allowance for doubtful accounts	0	0
Value Added Tax Receivable, Current	4,839	4,839
Cash and cash equivalents	13,347	37,336	$ 99,838	$ 26,841
Inventory	$ 5,866	$ 4,051